ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED AUGUST 25, 2014

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 14, 2014

ARTISAN MID CAP VALUE FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the last paragraph under the heading “Principal Investment Strategies” on page 30 of Artisan Funds’ prospectus in its entirety:

The Fund will generally not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell Midcap® Index as of the most recent calendar year-end (between $504.6 million and $29.1 billion as of December 31, 2013).

Effective August 29, 2014, the following sentence replaces the last sentence of the first partial paragraph on page 51 of Artisan Funds’ prospectus in its entirety:

The Fund will generally not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell Midcap® Index as of the most recent calendar year-end (between $504.6 million and $29.1 billion as of December 31, 2013).

ARTISAN SMALL CAP FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the first partial paragraph under the heading “Principal Investment Strategies” on page 34 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).

Effective August 29, 2014, the following sentence replaces the last sentence of the first partial paragraph on page 52 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).

ARTISAN SMALL CAP VALUE FUND

Effective August 29, 2014, the following sentence replaces the last sentence of the last paragraph under the heading “Principal Investment Strategies” on page 36 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).

Effective August 29, 2014, the following sentence replaces the last sentence of the last full paragraph on page 52 of Artisan Funds’ prospectus in its entirety:

The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $35.7 million and $5.3 billion as of December 31, 2013).

Please Retain This Supplement for Future Reference